As filed with the Securities and Exchange Commission on October 31, 1997

                      Securities Act Registration No. 333-_______
               Investment Company Act Registration No. 811-______

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                 Pre-Effective Amendment No. ____            [  ]

                Post-Effective Amendment No. ____            [  ]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                      [X]

                        Amendment No. ____                   [  ]

                    RZ FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

   Wilton Executive Campus
15 River Road, Suite 220                  06897
     Wilton, Connecticut                (Zip Code)
(Address of Principal Executiv
e Offices)

  Registrant's Telephone Number, including Area Code:
                    (203) 761-9600

                    Robert Zuccaro
                Target Investors, Inc.
                Wilton Executive Campus
               15 River Road, Suite 200
              Wilton, Connecticut  06897
        (Name and Address of Agent for Service)

                      Copies to:

                     Carol A. Gehl
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

Approximate date of proposed public offering: As soon as practicable after the Registration Statement becomes effective.

In  accordance  with  Rule 24f-2 under  the  Investment
Company  Act  of  1940,  Registrant  declares  that  an
indefinite  number of shares of its common stock,  $.01
par  value,  is  being registered by this  Registration
Statement.

The   Registrant   hereby  amends   this   Registration
Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                CROSS REFERENCE SHEET


          (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional
Information of the responses to the Items of Parts A and B of Form N-1A).

                                       Caption or Subheading in
                                       Prospectus or Statement
     Item No. on Form N-1A            of Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS

  1.   Cover Page                         Cover Page

  2.   Synopsis                           Investor Expenses;
                                          Highlights

  3.   Condensed Financial                *
       Information

  4.   General Description of             Investment Strategy;
       Registrant                         Implementation of
                                          Policies and Risks; Investment
                                          Objective and Restrictions;
                                          Fund Organization and
                                          Management


  5.   Management of the Fund             Fund Organization and
                                          Management
  5A.  Management's Discussion
       of Fund Performance                *


  6.   Capital Stock and Other            Highlights; Fund
       Securities                         Organization and
                                          Management; Dividends, Capital
                                          Gain Distributions and
                                          Tax Treatment

  7.   Purchase of Securities             Fund Organization and
       Being Offered                      Management; Your Account;
                                          Determination of Net Asset
                                          Value; Shareholder Servicing
                                          Plan


  8.   Redemption or Repurchase           Your Account;
                                          Determination of Net Asset
                                          Value

  9.   Pending Legal Proceedings          *



PART B - INFORMATION REQUIRED IN STATEMENT OF
ADDITIONAL INFORMATION

  10.  Cover Page                         Cover Page

  11.  Table of Contents                  Table of Contents

  12.  General Information                *
       and History

  13.  Investment                         Investment Objective and
       Objectives and Policies            Restrictions;  Investment
                                          Policies and Techniques; Fund
                                          Transactions and Brokerage

  14.  Management of the                  Directors and Officers
       Fund

  15.  Control Persons and                Principal Shareholders;
       Principal Holders of               Directors and  Officers
       Securities

  16.  Investment Advisory                Investment Advisor; Fund
       and Other Services                 Organization and Management
                                          (in Prospectus);  Plan of
                                          Distribution; Custodian,
                                          Transfer Agent and  Dividend-
                                          Disbursing Agent; Independent
                                          Accountants


  17.  Brokerage Allocation               Fund Transactions and
       and Other Practices                Brokerage

  18.  Capital Stock and                  Included in Prospectus
       Other Securities                   under the heading Fund
                                          Organization and Management

  19.  Purchase, Redemption and           Included in Prospectus
       Pricing of Securities Being        under the headings  Your
       Offered                            Account; Determination of Net
                                          Asset Value; and in the
                                          Statement of Additional
                                          Information under the heading
                                          Plan of Distribution

  20.  Tax Status                         Included in Prospectus
                                          under the heading
                                          Dividends, Capital Gain
                                          Distributions and Tax
                                          Treatment; and in the
                                          Statement of Additional
                                          Information under the heading
                                          Taxes

  21.  Underwriters                       *

  22.  Calculations of                    Performance Information
       Performance Data

  23.  Financial                          Financial Statements
       Statements

________________________

*  Answer negative or inapplicable.

PROSPECTUS
October 31, 1997

                        [Logo]
                    RZ Funds, Inc.

                    RZ Equity Fund

                Wilton Executive Campus
               15 River Road, Suite 220
              Wilton, Connecticut  06897
               Telephone: (203) 761-9600
               Facsimile: (203) 761-9795


     RZ  Funds,  Inc. ("Corporation") is  an  open-end,
management investment company, commonly referred to  as
a mutual fund.  The Corporation currently comprises one
non-diversified portfolio: the RZ Equity Fund ("Fund").
The    Fund's    investment   objective   is    capital
appreciation.  The Fund seeks to achieve its investment
objective  by investing primarily in common  stocks  of
companies  that  exhibit fast earnings growth  and  are
rising  in  price.  Target Holdings Corporation,  doing
business  as Target Investors (the "Advisor"), believes
that  the  use  of  this  momentum  strategy  has   the
potential  for  higher  returns than  other  investment
strategies.  Under federal securities laws, the Fund is
"not  diversified."   As  a  result,  it  may  be  more
vulnerable than a "diversified" fund to fluctuations in the value of the companies in the Fund's portfolio.

     This  Prospectus contains information  you  should
consider before you invest in the Fund.  Please read it
carefully   and  keep  it  for  future  reference.    A
Statement  of  Additional Information ("SAI")  for  the
Fund,   dated   October  31,  1997,  contains   further
information,  is  incorporated by reference  into  this
Prospectus, and has been filed with the Securities  and
Exchange  Commission ("SEC").  The SAI,  which  may  be
revised from time to time, is available without  charge
upon request to the Fund at the above-noted address  or
telephone number.
                 ____________________

     THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED   OR
DISAPPROVED  BY THE SECURITIES AND EXCHANGE  COMMISSION
OR   ANY  STATE  SECURITIES  COMMISSION,  NOR  HAS  THE
SECURITIES  AND  EXCHANGE  COMMISSION  OR   ANY   STATE
SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR
ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

                       CONTENTS

INVESTOR EXPENSES                                               3

HIGHLIGHTS                                                      4

INVESTMENT STRATEGY                                             6

IMPLEMENTATION OF POLICIES AND RISKS                            6

INVESTMENT OBJECTIVE AND RESTRICTIONS                           8

PRIOR PERFORMANCE OF THE ADVISOR                                9

FUND ORGANIZATION AND MANAGEMENT                                9

YOUR ACCOUNT                                                    11

DETERMINATION OF NET ASSET VALUE                                17

DISTRIBUTIoN AND SHAREHOLDER SERVICING PLAN                     17

TAX-SHELTERED RETIREMENT PLANS                                  18

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT         19

FUND PERFORMANCE                                                19

ADDITIONAL INFORMATION                                          20


     No   person  has  been  authorized  to  give   any
information or to make any representations other than those contained in this Prospectus and the SAI, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                   INVESTOR EXPENSES

     The following information is provided to help you understand the various costs and expenses that you, as an investor in the Fund, will bear directly or indirectly.



Shareholder Transaction Expenses(1)

Sales Load Imposed on Purchases              None
Sales Load Imposed on Reinvested Dividends   None
Deferred Sales Load                          None
Redemption Fees                              None
Exchange Fees                                None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees                             1.00%
Rule 12b-1 Fees(2)                          0.25%
Other Expenses(3)                           0.40%
Total Operating Expenses(3)                 1.65%
____________

(1) There are certain charges associated with retirement accounts and with certain other special shareholder services offered by the Fund.
  Additionally, purchases and redemptions may also be made through broker-dealers or other financial intermediaries who may charge a commission or other transaction fee for their services.

(2)    See "Distribution and Shareholder Servicing
  Plan" for detailed information relating to the Rule
  12b-1 distribution and shareholder servicing plan
  ("Plan"). Consistent with the National Association of Securities Dealers, Inc.'s ("NASD") rules, Rule
  12b-1 fees could cause long-term investors in the Fund to pay more than the economic equivalent of the maximum front-end sales charges permitted under those rules.

(3) The Advisor has agreed to limit the total operating expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.65% of the Fund's average net assets until December 31, 1998. After such date, the expense limitation may be terminated or revised at any time. Absent this limitation, other expenses and total operating expenses of the Fund are estimated to be ____% and ____%, respectively. For additional information, see "Fund Organization and Management."

Example

     You  would pay the following expenses on a  $1,000
investment, assuming a 5% annual return and redemption at the end of each time period.


     1 year    $17
     3 years   $52

     The Example is based on the above-described "Total
Operating Expenses."  REMEMBER THAT THE EXAMPLE  SHOULD
NOT  BE  CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE
EXPENSES  AND  THAT ACTUAL EXPENSES MAY  BE  HIGHER  OR
LOWER  THAN THOSE SHOWN.  The assumption
in the Example
of  a  5% annual return is required by SEC regulations.
The  assumed  5% annual return is not a prediction  of,
and   does  not  represent,  the  projected  or  actual
performance of the Fund's shares.

                      HIGHLIGHTS

What is the objective of the Fund?

     The   Fund's   investment  objective  is   capital
appreciation.  The Fund seeks to achieve its investment
objective  by investing primarily in common  stocks  of
companies  that the Advisor believes have the potential
for  revenue and earnings growth superior  to  that  of
companies    with    similar   market    or    business
characteristics.    The  Advisor  will   not   consider
dividend  or  interest  income  in  the  selection   of
investments.  See "Investment Strategy" and "Investment
Objective and Restrictions."

In what types of companies/securities will the Fund invest?

     The  Advisor intends to invest primarily in common
stocks of companies which the Advisor characterizes  as
"growth"  companies.  The Fund's securities  selections
will  be  made  without regard to  an  issuer's  market
capitalization;  however, the Advisor anticipates  that
most investments will be made in companies that have  a
small-to-medium   market   capitalization.    In    the
Advisor's opinion, a growth company is a company that will experience positive sales and earnings growth at above average rates.

     Under normal circumstances, the Fund will be fully
invested in common stocks, except that a small  portion
of  the  Fund's assets may be held in short-term  money
market  securities and cash to pay redemption  requests
and   Fund  expenses  and  pending  investment.   Under
unusual  circumstances, as a defensive  technique,  the
Fund  may invest up to 25% of its total assets in  cash
and/or  money market instruments deemed by the  Advisor
to  be  consistent with a temporary defensive  posture.
The Fund may but does not intend to leverage its assets
or  invest  in options, futures, derivative  contracts,
initial public offerings or other exotic securities  or
arrangements.   See  "Implementation  of  Policies  and
Risks."

     In an effort to increase returns, the Fund expects
to   trade  actively  and  that  the  annual  portfolio
turnover  rate could range from 400 to 800% or  higher.
Higher   portfolio  turnover  rates  usually   generate
additional brokerage commissions and expenses  and  the
short-term  gains realized from these transactions  are
taxable  to  shareholders  as  ordinary  income.    See
"Implementation of Policies and Risks."

What are the potential risks of investing in the Fund?

     Equity securities fluctuate in value, often  based
on  factors unrelated to the value of the issuer of the
securities,  and such fluctuations can  be  pronounced.
Changes  in  the  value of the Fund's investments  will
result  in changes in the value of its shares and  thus
the  Fund's  total return to investors.   In  addition,
because the Fund has elected not to be subject  to  the
diversification rules of the Investment Company Act  of
1940,  as  amended  ("1940 Act"), a  relatively  larger
percentage  of  the Fund's assets may  be  invested  in
relatively  fewer  companies than is typical  of  other
mutual   funds.    This  concentration   may   increase
volatility.

     Other risks associated with investing in the Fund include:

                   Certain  securities may be  difficult  or
       Liquidity   impossible to sell at the time and  price
       Risk:       that the Fund seeks.

      Market       The  market value of a security will move
       Risk:       up   and  down,  sometimes  rapidly   and
                   unpredictably due to sector rotation or other market trends.

                   An  investment opportunity may be  missed
       Opportunity because  the  assets  necessary  to  take
       Risk: advantage of it are tied up in less advantageous investments.

                   A  strategy used by the Advisor may  fail
       Management  to produce the intended result.
       Risk:

See "Implementation of Policies and Risks."

Is an investment in the Fund appropriate for me?

     The Fund is suitable for long-term investors only.
It   is  not  a  short-term  investment  vehicle.    An
investment in the Fund may be appropriate if you:

         seek capital appreciation;

         seek a mutual fund for the aggressive equity portion of your portfolio;

         have no immediate financial requirements for this investment; and

         are willing to accept a high degree of volatility.

      The  Fund is designed for investors who have  the
financial ability to undertake greater risk in exchange
for  the opportunity to realize greater financial gains
in   the   future.   See  "Investment   Objective   and
Restrictions."

Who will manage my investment?

     Target Investors ("Advisor") serves as investment advisor to the Fund. As of September 30, 1997, the Advisor managed approximately $1 billion for individual and institutional clients. See "Prior Performance of the Advisor" and "Fund Organization and Management."

How can I purchase or redeem Fund shares?

     You  may  purchase Fund shares at the  Fund's  net
asset  value.   Fund shares are sold  without  a  sales
charge. You may be charged a nominal fee if you  effect
transactions  in  Fund  shares  through  a   securities
dealer,  bank  or  other  financial  institution.    No
certificates are issued for shares. The Fund reserves the right to reject any purchase order.

     You  may request redemption of Fund shares at  any
time.    There   are   no  redemption   charges.    For
redemptions by wire, however, there is a $10 fee. When a redemption request is received in proper form, the Fund will redeem the shares at the Fund's net asset value. See "Your Account."

     The   Fund   has   adopted  a   distribution   and
shareholder servicing plan under Rule 12b-1 of the 1940
Act,   which  authorizes  the  Fund  to  pay  a  yearly
distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund. See
"Your Account" and "Shareholder Servicing Plan."

     The   minimum   initial  investment   is   $5,000.
Subsequent investments must be at least $1,000.   These
minimums may be changed or waived at any time by the Fund. See "Your Account."

What is the Fund's policy regarding dividends and other distributions?

     You  should  not  expect  income  from  the  Fund.
However,  as required by law, to avoid double taxation,
the  Fund will distribute substantially all of its  net
realized  capital gains and net investment  income,  if
any,  to  shareholders  annually  in  the  form  of   a
distribution and/or dividend, taxable to you as capital
gain  or  ordinary income.  In the absence of  specific
instructions   to   the  contrary,  distributions   and
dividends will be reinvested in additional Fund  shares
and  will  not be available for the payment  of  taxes.
See   "Implementation  of  Policies  and   Risks"   and
"Dividends,   Capital   Gain  Distributions   and   Tax
Treatment."

Who should I contact if I have questions?

     General  inquiries  regarding  the  Fund  can   be
addressed to either your investment professional or the Fund at the address or telephone number listed on the cover page of this Prospectus.

                  INVESTMENT STRATEGY

     The  Fund seeks to invest in the equity securities
of companies, regardless of size, which, in the opinion
of  the  Advisor,  will  experience  positive  earnings
growth  at an above average rate.  Although the Advisor
may  invest  in  companies of all  sizes,  the  Advisor
expects that most investments will be made in companies
with  small  to  medium  market  capitalizations.   The
Advisor   focuses  on  companies  which  exhibit   fast
earnings growth and are rising in price.  The Advisor's
general  strategy  is to be fully invested  with  even-
weighted  positions.  Although the Advisor's investment
strategy  is  based on company fundamentals,  companies
considered  by  Advisor  to be "growth"  companies  are
often  in  the same industry.  Thus, the  Fund  may  be
heavily  invested in a single industry.  To the  extent
the  Fund  is  concentrated, it will be susceptible  to
adverse  economic,  political,  regulatory  or   market
developments     affecting    a    single     industry.
Additionally, the Fund will invest in a limited  number
of  companies.   This may increase  the  volatility  of
investment performance. Furthermore, as a means to increase returns, the Fund expects to trade actively and the annual portfolio turnover rate could range from 400 to 800% or higher.

     When  making purchase decisions for the Fund,  the
Advisor uses a "buy discipline" that involves three key
components:   research,  fundamentals,  and  valuation.
The  Advisor  develops  its  own  research.   Using   a
computer-driven model, the Advisor screens for  certain
fundamental  attributes  that  it  believes   a   "buy"
candidate should possess, including (i) projected sales
growth  of 20% or more; (ii) projected earnings  growth
of  20%  or  more; and (iii) unexpected good  earnings.
The Advisor then assigns scores to the securities based
on  such  factors and ranks the securities accordingly.
Pursuant to that ranking, the Advisor constructs a list
of  securities for the Fund and purchases  the  highest
ranking  securities for its portfolio.   Companies  are
rescored and the portfolio is rebalanced weekly for variations from expectations.

     The Advisor makes sell decisions for the Fund based on two primary factors: significant deterioration in the price of the securities or better relative value in other securities.

         IMPLEMENTATION OF POLICIES AND RISKS

     In  implementing its investment strategy, the Fund
may   use   the  following  securities  and  investment
techniques.   Some of these securities  and  investment
techniques involve special risks, which are described below, elsewhere in this Prospectus or in the Fund's
SAI.

Common Stocks and Other Equity Securities

     The  Fund  will invest in common stocks and  other
equity securities.  Other equity securities may include
depository  receipts and warrants and other  securities
convertible or exchangeable into common stock.   Common
stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed-income securities.

Small and Medium Market Capitalization Companies

     The  Fund may invest a substantial portion of  its
assets  in  small  and medium-sized  companies.   While
small   and   medium-sized  companies  generally   have
potential  for  rapid  growth,  investments   in   such
companies  often involve greater risks than investments
in larger, more established companies because small and
medium-sized   companies  may   lack   the   management
experience,      financial      resources,      product
diversification,  and competitive strengths  of  larger
companies.    In   addition,  in  many  instances   the
securities  of  small  and medium-sized  companies  are
traded   only   over-the-counter  or  on   a   regional
securities  exchange, and the frequency and  volume  of
their trading is substantially less than is typical  of
larger  companies.  Therefore, the securities of  small
and  medium-sized companies may be subject  to  greater
and  more abrupt price fluctuations.  When making large
sales,  a  Fund may have to sell portfolio holdings  at
discounts  from  quoted prices or may have  to  make  a
series  of small sales over an extended period of  time
due  to  the  trading volume of small and  medium-sized
company  securities.  Investors should be  aware  that,
based  on the foregoing
factors, an investment  in  the
Fund  may be subject to greater price fluctuations than
an  investment  in  a  fund that invests  primarily  in
larger,  more  established  companies.   The  Advisor's
research efforts may also play a greater role in selecting securities for the Fund than in a fund that invests in larger, more established companies.

Unseasoned Companies

     The  Fund  may invest in securities of  unseasoned
companies.   These  are companies  that  have  been  in
operation   less  than  three  years,   including   the
operations   of   any   of  their  predecessors.    The
securities of such companies may have limited liquidity and the prices of such securities may be volatile. The
Fund currently intends to invest no more than 10% of its total assets in securities of unseasoned companies.
In addition, the Fund may invest up to 5% of its net assets in illiquid securities.

Non-Diversification and Industry Concentration

     As a "non-diversified" fund, the Fund is permitted
to  invest  its  assets  in a more  limited  number  of
issuers  than  other investment companies.   Under  the
Internal Revenue Code of 1986 (the "Code"), however, for income tax purposes, the Fund (i) may not invest more than 25% of its assets in the securities of any one company or in the securities of any two or more companies controlled by the Fund which, pursuant to regulations under the Code, may be deemed to be engaged in the same, similar, or related trades or businesses and (ii) with respect to 50% of its assets, may not invest more than 5% of its assets in the securities of any one company and may not own more than 10% of the outstanding voting securities of a single company.
Thus, as a "non-diversified" fund under the 1940 Act, the Fund may invest (i) up to 50% of its assets in the securities of as few as two companies, up to 25% each, so long as the Fund does not control the two companies or so long as the two companies are engaged in different businesses and (ii) up to 50% of its assets in the securities of as few as ten companies, up to 5% each, provided that, in any event, the Fund does not own in excess of 10% of any company's outstanding voting stock. This practice involves an increased risk of loss to the Fund if the market value of a security should decline or its issuer were otherwise unable to meet its obligations.

     The Fund may invest more than 25% of its assets in
securities  in one or more industries.  The  Fund  will
only   concentrate  its  investments  in  a  particular
industry  if  the Advisor believes that  the  potential
investment   return  justifies  the   additional   risk
associated with concentration in that industry.

     The  Fund may invest its assets in fewer  than  25
companies.   This strategy may increase the  volatility
of investment performance and the Fund could incur greater losses than funds that invest in a greater number of issuers.

Portfolio Turnover

     A  change in the investments held by the  Fund  is
known  as  "portfolio turnover."  The annual  portfolio
turnover  rate for the Fund is expected to  be  between
400  and  800%  or  higher.   High  portfolio  turnover
generally involves above-average expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the short-term gains realized from these transactions are taxable to shareholders as ordinary income. In fact, it is possible that 100% of all capital gains and losses in any fiscal year may qualify as short-term.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund
shares,  to  meet  ordinary daily cash  needs,  and  to
retain  the flexibility to respond promptly to  changes
in market and economic conditions, the Advisor may hold
cash and/or invest up to 25% of the Fund's total assets
in short-term fixed-income securities issued by private
and  governmental  institutions.  It is  impossible  to
predict  when  or for how long the Advisor  may  employ
such  strategies.   Short-term fixed income  securities
must be rated at least A or higher by Standard & Poor's
("S&P"), Moody's Investors Service, Inc. ("Moody's") or
Fitch Investors Service, Inc. ("Fitch") or A- or higher
by  Duff  &  Phelps, Inc. ("D&P"), and include  without
limitation the following securities, each of which  has
a  stated maturity of one year or less from the date of
purchase  unless  otherwise  indicated,  or  securities
which the Advisor deems to be of comparable quality  to
rated    securities:    U.S.   government   securities,
including  bills,  notes  and bonds,  differing  as  to
maturity and rate of interest, which are either  issued
or   guaranteed  by  the  U.S.  Treasury  or  by   U.S.
governmental     agencies     or     instrumentalities;

certificates of deposit issued against funds  deposited
in  a  U.S. bank or savings and loan association;  bank
time  deposits, which are monies kept on  deposit  with
U.S.  banks  or  savings and loan  associations  for  a
stated  period  of  time at a fixed rate  of  interest;
bankers'   acceptances  which  are  short-term   credit
instruments  used  to finance commercial  transactions;
commercial  paper  and commercial  paper  master  notes
(which  are demand instruments without a fixed maturity
bearing  interest  at rates which are  fixed  to  known
lending  rates  and  automatically adjusted  when  such
lending rates change) rated A-1 or better by S&P, Prime-
1  or  better by Moody's, Duff 2 or higher by  D&P,  or
Fitch  2  or higher by Fitch; and repurchase agreements
entered  into only with respect to obligations  of  the
U.S.  government,  its  agencies or  instrumentalities.
Repurchase  agreements could involve certain  risks  in
the  event of default or insolvency of the other  party
to   the   agreement,  including  possible  delays   or
restrictions upon the Fund's ability to dispose of  the
underlying  securities.   Additionally,  the  Fund  may
invest in short-term investment vehicles of a custodian bank.

ADRs

     The Fund may invest up to 20% of its net assets in
American Depositary Receipts ("ADRs") or other  foreign
instruments  denominated in  U.S.  dollars.   ADRs  are
receipts  typically  issued by a  U.S.  bank  or  trust
company  evidencing ownership of the underlying foreign
security   and  denominated  in  U.S.  dollars.    Some
institutions issuing ADRs may not be sponsored  by  the
issuer.  A non-sponsored depository may not provide the
same   shareholder   information   that   a   sponsored
depository is required to provide under the contractual
arrangements   with  the  issuer,  including   reliable
financial statements.

     Investments  in  securities  of  foreign   issuers
involve risks which are in addition to the usual  risks
inherent  in  domestic investments.  In many  countries
there  is  less  publicly available  information  about
issuers  than is available in the reports  and  ratings
published   about  companies  in  the  United   States.
Additionally,  foreign countries  are  not  subject  to
uniform  accounting,  auditing and financial  reporting
standards.  Other risks inherent in foreign investments
include     expropriation;    confiscatory    taxation;
withholding  taxes  on  dividends  and  interest;  less
extensive  regulation  of foreign  brokers,  securities
markets  and  issuers;  costs incurred  in  conversions
between  currencies;  the  possibility  of  delays   in
settlement  in foreign securities markets;  limitations
on  the use or transfer of assets (including suspension
of  the  ability  to  transfer currency  from  a  given
country);  the  difficulty of enforcing obligations  in
other countries; diplomatic developments; and political
or  social  instability.  Foreign economies may  differ
favorably  or  unfavorably from  the  U.S.  economy  in
various respects, and many foreign securities are  less
liquid   and  their  prices  are  more  volatile   than
comparable U.S. securities.  From time to time, foreign
securities  may  be  difficult  to  liquidate   rapidly
without   adverse   price   effects.    Certain   costs
attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

         Investment OBJECTIVE AND Restrictions

     The   Fund's   investment  objective  is   capital
appreciation.  This investment objective is fundamental
and  cannot  be  changed without shareholder  approval.
Under  normal market conditions, the Fund will  attempt
to  achieve this objective by investing at least 65% of
its  assets  in  common stocks of companies  which  the
Advisor characterizes as "growth" companies.  There can
be   no  assurance  that  the  Fund  will  achieve  its
investment objective or that shares in the Fund will be worth more at redemption than at acquisition. The Fund may also hold cash and money market instruments to provide the Fund with liquidity and flexibility.

     In   addition,   the  Fund  has  adopted   certain
fundamental investment restrictions that, like the Fund's investment objective, may not be changed without shareholder approval.

         Limitation on Borrowing: The Fund may (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 which may involve a borrowing, provided that the combination of (i) and
       (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).
       The Fund may also borrow money from other persons to the extent permitted by applicable law.

         Limitation on "Senior Securities": The Fund may not issue senior securities, except as permitted under the 1940 Act.

     All   of   the   Fund's   fundamental   investment
restrictions are described in greater detail in the Fund's SAI.



           PRIOR PERFORMANCE OF THE ADVISOR

     The following table shows the Advisor's historical
performance  data  for  a  bank  commingled  fund  (the
"Account")  managed  by the Advisor,  for  the  periods
indicated,  that  has investment objectives,  policies,
strategies, and risks substantially similar to those of
the  Fund.    The Account is not subject  to  the  same
types  of expenses to which the Fund is subject nor  to
the    specific   tax   restrictions   and   investment
limitations  imposed on the Fund by the  Code  and  the
1940  Act.   Consequently, the performance results  for
the Account could have been adversely affected if it had been regulated as an investment company under the federal tax and securities laws.

     The  Account's performance has been calculated  in
accordance   with   recommended   standards   of    the
Association  for  Investment  Management  and  Research
("AIMR"),  retroactively applied to all  time  periods.
All returns presented were calculated on a total return
basis  and include all dividends and interest, if  any,
accrued  income,  if any, and realized  and  unrealized
gains and losses.  All returns reflect the deduction of
investment  advisory fees, brokerage  commissions,  and
execution  costs paid by the Account without  provision
for   federal   or  state  income  taxes.    Cash   and
equivalents are included in performance returns.  Total
return  is  calculated monthly in accordance  with  the
"time-weighted" rate of return method provided  for  by
the  AIMR standards, accounted for on a trade-date  and
accrual  basis.  No leveraged positions were  utilized.
Principal  additions and withdrawals  are  weighted  in
computing  the monthly returns based on the  timing  of
these   transactions.    The   monthly   returns    are
geometrically linked to derive annual total returns.

     The following data is provided to illustrate the past performance of the Advisor in managing an account which is substantially similar to the Fund as measured against specified market indices and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of the future performance of the Fund or the Advisor.


 Account Annualized Performance Through September 30, 1997

                               Average Annualized
               Time Period        Total Return
                               Account     S&P 500
                                           Mid Cap

                 2nd Quarter     22.51      17.46
                 3rd Quarter     32.27       7.49


           FUND ORGANIZATION AND MANAGEMENT

Organization

     The  Fund  is  a  series  of  common  stock  of  a
corporation, RZ Funds, Inc. ("Corporation"), a Maryland
company   incorporated  on  October  30,   1997.    The
Corporation is authorized to issue shares of common stock in series and classes. Each share of common stock of each class of shares of the Fund is entitled to one vote, and each share is entitled to participate equally in dividends and capital gains distributions by the respective class of shares and in the residual assets of the respective class of shares in the event of liquidation. No certificates will be issued for shares held in your account. You will, however, have full shareholder rights. Generally, the Fund will not hold annual shareholders' meetings unless required by the 1940 Act or Maryland Law. As of October 31, 1997, the Advisor owned a controlling interest in the Fund.

Management

     Under the laws of the State of Maryland, the Board
of  Directors  of  the Corporation is  responsible  for
managing its business and affairs.  The Corporation has
entered into an Investment Advisory Agreement with  the
Advisor  under  which the Advisor  manages  the  Fund's
investments  and  business  affairs,  subject  to   the
supervision of the Corporation's Board of Directors.

     Advisor

     The Advisor is a Florida corporation organized  in
February   1992.    Under   the   Investment   Advisory
Agreement, the Corporation pays the Advisor  an  annual
management fee of 1.00% of the Fund's average daily net
assets.   The  advisory fee is accrued daily  and  paid
monthly.  For the fiscal year ending December 31, 1998,
the   Advisor  has  voluntarily  agreed  to  waive  its
management  fee  and/or reimburse the Fund's  operating
expenses  to  the extent necessary to ensure  that  the
Fund's total operating expenses do not exceed 1.65%  of
the  Fund's average daily net assets.  After such date,
the  Advisor may voluntarily waive all or a portion  of
its  management fee and/or absorb certain Fund expenses
without  further  notification of the  commencement  or
termination of such waiver or absorption.  Any  waivers
or  absorptions  will  have the effect  of  temporarily
lowering   the   Fund's  overall  expense   ratio   and
increasing  the  Fund's overall  return  to  investors.
Under  the Investment Advisory Agreement, not  only  is
the  Advisor responsible for management of  the  Fund's
assets,   but  also  for  portfolio  transactions   and
brokerage.

     Portfolio Manager[s]

     President   and  ______________________   of   the
Advisor,  Robert  Zuccaro received a Bachelor's  Degree
from  the  University  of  Bridgeport  in  1965  and  a
Master's   in   Business   Administration   from   Pace
University  in  1968.   Prior to  founding  Advisor  in
_________,  Mr.  Zuccaro  spent  six  years  with  Axe-
Houghton, where he was President and Director  of  Axe-
Houghton Stock Fund and Vice President and Director of portfolio management of E.W. Axe & Co. Mr. Zuccaro is a Chartered Financial Analyst.

Custodian and Transfer Agent

     UMB  Bank, n.a. ("UMB") acts as custodian  of  the
Fund's   assets   ("Custodian").    Sunstone   Investor
Services, LLC ("Sunstone") serves as transfer agent for the Fund ("Transfer Agent").

Administrator

     Pursuant to an Administration Servicing Agreement,
Sunstone also performs certain compliance and tax reporting functions for the Fund. For these services, Sunstone receives from the Fund a fee, computed daily and payable monthly, based on the Fund's average net assets at the annual rate of [insert fee information].

Fund Expenses

     The  Fund  is  responsible for its  own  expenses,
including    interest   charges;    taxes;    brokerage
commissions;  organizational  expenses;   expenses   of
registering  or  qualifying shares for  sale  with  the
states   and   the  SEC;  expenses  of   issue,   sale,
repurchase,  or  redemption  of  shares;  expenses   of
printing  and distributing reports and prospectuses  to
existing  shareholders; charges of custodians; expenses
for   accounting,  administrative,  audit,  and   legal
services; fees for outside directors; expenses of fidelity bond coverage and other insurance; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.

                     YOUR ACCOUNT

Purchasing Shares

     The  Fund is no-load, so you may purchase,  redeem
or  exchange  shares directly at the Fund's  net  asset
value  without  paying  a sales  charge.   Because  the
Fund's net asset value changes daily, your purchase price will be the next net asset value determined after the Fund receives and accepts your purchase order. See
"Pricing of Fund Shares."

                                INITIAL      ADDITIONAL
                                MINIMUM       MINIMUM
     TYPE OF ACCOUNT          INVESTMENT     INVESTMENT

     Regular                    $5,000        $1,000
     Automatic Investment       $5,000        $1,000
      Plan
     Individual Retirement      $5,000        $1,000
     Account ("IRA")
     Gift to Minors             $5,000        $1,000

     The  Fund  reserves the right to reject any  order
for  the purchase of its shares or to limit or suspend,
without prior notice, the offering of its shares.   The
required minimum investments may be waived in the  case
of  qualified  retirement plans.   The  Fund  will  not
accept your account if you are investing for another person as attorney-in-fact. The Fund also will not accept accounts with a "Power of Attorney" or "POA" in the registration section of the Purchase Application.

     Opening  an Account by Mail.  Please complete  the
Purchase   Application.    You   may   duplicate    any
application or you can obtain additional copies of  the
Purchase  Application and a copy of  the  IRA  Purchase
Application   from   the   Fund   by   calling   1-800-
_____________. (Please complete an IRA application to establish an IRA.)

     Your completed Purchase Application should be mailed directly to:

          The RZ Funds, Inc.
          P.O. Box ____
          Milwaukee, WI  53201-____

     To purchase shares by overnight or express mail, please use the following street address:

          The RZ Funds, Inc.
          207 East Buffalo Street, Suite 400
          Milwaukee, WI  53202-5712

     All applications must be accompanied by payment in
the  form  of a check made payable to "RZ Funds."   All
purchases must be made in U.S. dollars and checks  must
be  drawn on U.S. banks. No cash, credit cards or third
party  checks will be accepted.  Payment may be delayed
for  up  to seven business days on redemption  requests
for  recent purchases made by check in order to  ensure
that   the  check  has  cleared.   If  you  contemplate
redeeming your investment shortly after purchase, you should purchase the shares by wire as discussed below.

     Opening   an  Account  by  Wire.   You  may   make
purchases  by direct wire transfers.  To ensure  proper
credit to your account, you must call the Fund at 1-800-
_____________  for  instructions  and  to   obtain   an
investor  account number prior to wiring funds.   Funds
should be wired through the Federal Reserve System as follows:

            UMB Bank, n.a.
            A.B.A. Number _____________
            For credit to ______________________
            Account Number __________
            For further credit to:
            (investor account number)
            (name or account registration)
            (Social Security or Taxpayer Identification Number)

     A  Purchase  Application must be received  by  the
Fund to establish privileges and to verify your account
information.   Payment of redemption  proceeds  may  be
delayed and taxes may be withheld unless the Fund receives a properly completed and executed purchase application. The Fund reserves the right to refuse a telephone transaction if it believes it advisable to do so. If you have any questions, please call the Fund at 1-800-__________.

     Adding  to  an  Account by  Mail.   You  may  make
additional  investments  by mail  or  by  wire  in  the
minimums listed previously.  When adding to an  account
by  mail,  you  should send your  check  to  the  Fund,
together  with  a  subsequent investment  slip  from  a
recent   statement.    If  this  investment   slip   is
unavailable, you should send a signed note  giving  the
full  name of the account and the account number.   See
"Additional Purchase Information" for more information regarding purchases made by check or electronic funds transfer.

     Adding to an Account by Electronic Funds Transfer.
You  may  also make additional investments by telephone
or in writing through electronic funds transfers if you
have  previously selected this service.   By  selecting
this  service, you authorize the Fund to draw  on  your
preauthorized bank account as shown on the  records  of
the  Fund and receive the proceeds by electronic  funds
transfer.   Electronic  funds  transfers  may  be  made
commencing 10 business days after receipt by  the  Fund
of  your  request  to  adopt this service.   This  time
period allows the Fund to verify your bank information.
Investments  made by electronic funds transfer  in  any
one account must be in an amount of at least $1,000 and
will  be effective at the net asset value next computed
after  receipt  by the Fund of the proceeds  from  your
bank  account.   See "Additional Purchase  Information"
for more information regarding purchases made by check.
Changes to bank information must be made in writing and
signed  by  all registered holders of the account  with
the signatures guaranteed by a commercial bank or trust
company in the United States, a member firm of the NASD
or  other  eligible  guarantor institution.   A  Notary
Public is not an acceptable guarantor. This service may be selected by calling the Fund at 1-800-________ for the necessary form and instructions.

     Adding  to  an  Account by Wire.   For  additional
investments made by wire transfer, you should  use  the
wiring  instructions  listed  previously.  Be  sure  to
include   your   account  number.   Wired   funds   are
considered received in good order on the day they reach
the  Fund's bank account by the Fund's cut-off time for
purchases  and all required information is provided  in
the  wire  instructions.   The wire  instructions  will
determine the terms of the purchase transaction.

     Automatic Investment Plan.  You may make purchases
of  shares of the Fund automatically on a regular basis
($1,000  minimum per transaction).  You must  meet  the
Automatic  Investment Plan's (the "Plan"  or  the  "AIP
Plan") minimum initial investment of $5,000 before  the
Plan   may  be  established.   Under  the  Plan,   your
designated bank or other financial institution debits a
preauthorized  amount on your account  each  designated
period  and applies the amount to the purchase of  Fund
shares.   The  Fund  requires 10  business  days  after
receipt of your request to initiate the Plan to  verify
your  account  information.  Generally, the  Plan  will
begin  on  the next transaction date scheduled  by  the
Fund  for  the  Plan  following this  10  business  day
period.   AIP Plan transactions are scheduled  for  the
fifth  and/or  twentieth  of  every  month.   AIP  Plan
transactions  also may be scheduled monthly,  quarterly
or  annually.   The  Plan can be implemented  with  any
financial institution that is a member of the Automated
Clearing House.  No service fee is currently charged by
the  Fund  for  participation in the  Plan.   You  will
receive  a  statement on a quarterly basis showing  the
purchases  made  under the Plan.  A  $20  fee  will  be
imposed  by  the  Fund  if  sufficient  funds  are  not
available  in  your account or your  account  has  been
closed  at  the  time of the automatic transaction  and
your  purchase  will be canceled.   You  will  also  be
responsible for any losses suffered by the  Fund  as  a
result.   When  a  purchase is  made  pursuant  to  the
Automatic  Investment Plan, and a  redemption  of  such
shares  is
requested shortly thereafter, the  Fund  may
delay  payment  of the redemption proceeds  for  up  to
seven  days from the purchase date.  This delay  allows
the  Fund  to verify that the proceeds used to purchase
the  shares  were properly debited from your designated
bank or other financial institution.  You may adopt the
Plan at the time an account is opened by completing the
appropriate  section of the Purchase Application.   You
may  obtain  an application to establish the  Automatic
Investment  Plan after an account is opened by  calling
the  Fund at 1-800-________.  A signature guarantee  is
required. In the event you discontinue participation in
the  Plan,  the Fund reserves the right to redeem  your
Fund  account  involuntarily,  upon  60  days'  written
notice,  if the account's net asset value is $5,000  or
less.  Changes  to bank information  must  be  made  in
writing  and  signed by all registered holders  of  the
account  with the signatures guaranteed by a commercial
bank  or  trust company in the United States, a  member
firm   of   the   NASD  or  other  eligible   guarantor
institution.   A  Notary Public is  not  an  acceptable
guarantor.   A redemption of all funds from  your  Plan
account will automatically discontinue plan privileges.

     Purchasing Shares Through Other Institutions.   If
you  purchase  shares  through a  program  of  services
offered  or administered by a broker-dealer,  financial
institution, or other service provider, you should read
the  program materials, including information  relating
to fees, in addition to the Fund's Prospectus.  Certain
services  of the Fund may not be available  or  may  be
modified  in  connection with the program  of  services
provided.   The  Fund  may  only  accept  requests   to
purchase additional shares into a broker-dealer street name account from the broker-dealer.

     Certain broker-dealers, financial institutions, or
other  service  providers that  have  entered  into  an
agreement  with  the  Corporation  may  enter  purchase
orders on behalf of their customers by telephone,  with
payment  to follow within several days as specified  in
the  agreement.   The  Fund may  effect  such  purchase
orders  at  the  net asset value next determined  after
receipt  of the telephone purchase order.   It  is  the
responsibility   of   the   broker-dealer,    financial
institution,  or other service provider  to  place  the
order  with the Fund on a timely basis.  If payment  is
not   received  within  the  time  specified   in   the
agreement, the broker-dealer, financial institution, or other service provider could be held liable for any resulting fees or losses.

     Additional  Purchase Information.  The  Fund  will
charge  a $20 service fee against your account for  any
check  or  electronic funds transfer that  is  returned
unpaid  and your purchase will be canceled.   You  will
also be responsible for any losses suffered by the Fund as a result. In order to relieve you of responsibility for the safekeeping and delivery of stock certificates, the Fund does not issue certificates.

     When a purchase is made by check and a redemption is requested shortly thereafter, payment may be delayed for up to seven business days on redemption requests for recent purchases made by check in order to ensure that the check has cleared. This delay allows the Fund to verify that proceeds used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

     New  shareholders  of the Fund  are  automatically
provided  with  the  privilege  to  initiate  telephone
inquiries,  exchanges and redemptions unless  expressly
waived  by  the  shareholder.   Consequently,  Purchase
Applications   provide  that  investors   automatically
authorize  the telephone privileges unless  they  check
the  appropriate  box  on the Purchase  Application  to
waive  the privilege.  If you have any questions as  to
how to waive this privilege, or how to add or delete  a
privilege after an account is established, please  call
the  Fund  at   1-800-________.  Generally,  after  the
account has been established, a request to authorize, waive, add or delete a privilege must be in writing and signed by each registered holder of the account with signatures guaranteed by a commercial bank or trust company in the United States, a member of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor. For a more detailed discussion of the rights, responsibilities and risks of telephone transactions, please refer to "Redeeming by Telephone."

Exchanging Shares

     You   may  exchange  all  or  a  portion  of  your
investment  from  the RZ Equity Fund  to  the  Northern
Money  Market  Fund  (the "Money Market  Fund").   This
exchange feature is subject to the minimum purchase and redemption amounts set forth in this Prospectus ($5,000 minimum, $1,000 subsequent). You may obtain a copy of the Money Market Fund prospectus from the Fund by calling 1-800-________, and you are advised to read it carefully, before authorizing any investment in shares of the Money Market Fund.

     Generally,  exchange requests received  in  proper
order  and  accepted by the Fund by 3:00 p.m.  (Central
time)  or  the  close  of the New York  Stock  Exchange
("Exchange"), if different, on a day during  which  the
Fund's  net asset value is determined will be effective
that day for both the Fund being purchased and the Fund
being redeemed.  Please note that when exchanging  from
the  Fund  to  the Money Market Fund,  you  will  begin
accruing  income  from the Money Market  Fund  the  day
following the exchange.  When exchanging less than  all
of  the balance from the Money Market Fund to the Fund,
your  exchange proceeds will exclude accrued and unpaid
income  from the Money Market Fund through the date  of
exchange.  When exchanging your entire balance from the
Money Market Fund, accrued income will automatically be
exchanged  into the Fund when the income  is  collected
and  paid from the Money Market Fund, at the end of the
month.   An  exchange between the Fund  and  the  Money
Market Fund is treated the same as an ordinary sale and purchase for federal income tax purposes.

     Because of the risks associated with common  stock
investments,  the Fund is intended to  be  a  long-term
investment  vehicle  and  is not  designed  to  provide
investors  with  a means of speculating  on  short-term
stock market movements.  In addition, because excessive
trading   can   hurt   the   Fund's   performance   and
shareholders,   the   Fund  reserves   the   right   to
temporarily or permanently terminate, with  or  without
advance  notice, the exchange privilege of any investor
who  makes  excessive  use of the  exchange   privilege
(e.g.,  more  than five exchanges per  calendar  year).
Your exchanges may be restricted or refused if the Fund
receives  or anticipates simultaneous orders  affecting
significant   portions  of  the   Fund's   assets.   In
particular,  a  pattern  of exchanges  with  a  "market
timer"   strategy  may  be  disruptive  to  the   Fund.
Therefore, the maximum number of exchanges you wish  to
make   may   be  restricted.   Contact  the  Fund   for
additional   information   concerning   the    exchange
privilege.

     Automatic  Exchange Plan.  You may make  automatic
monthly exchanges from the Money Market Fund account to
a  Fund  account ($1,000 minimum per transaction).   An
exchange  from one Fund to another is treated the  same
as an ordinary sale and purchase for federal income tax
purposes and generally, you will realize a capital gain
or  loss.   You  must meet the Fund's  minimum  initial
investment   requirements   before   this    plan    is
established.   You may adopt the plan at  the  time  an
account is opened by completing the appropriate section
of   the   Purchase  Application.   To  establish   the
Automatic Exchange Plan after an account is open, call the Fund at 1-800-__________.

     New  shareholders  of the Fund  are  automatically
provided  with  the  privilege  to  initiate  telephone
inquiries,  exchanges and redemptions unless  expressly
waived  by  the  shareholder.   Consequently,  Purchase
Applications   provide  that  investors   automatically
authorize  the telephone privileges unless  they  check
the  appropriate  box  on the Purchase  Application  to
waive  the privilege.  If you have any questions as  to
how to waive this privilege, or how to add or delete  a
privilege after an account is established, please  call
the  Fund  at  1-800-________.   Generally,  after  the
account has been established, a request to authorize, waive, add or delete a privilege must be in writing and signed by each registered holder of the account with signatures guaranteed by a commercial bank or trust company in the United States, a member of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor. For a more detailed discussion of the rights, responsibilities and risks of telephone transactions, please refer to "Redeeming by Telephone."

Redeeming Shares

     You  may  redeem shares of the Fund at  any  time.
The  price at which the shares will be redeemed is  the
net  asset value per share next determined after proper
redemption instructions are received by the Fund.   See
"Determination  of  Net Asset  Value."   There  are  no
charges for the redemption of shares except that a  fee
of  $10 is charged for each wire redemption and  a  $15
fee is charged when redeeming shares in an IRA. Refer to the IRA Disclosure Statement and Custodial Agreement for additional information on IRA accounts and fees.
Depending upon the redemption price you receive, you may realize a capital gain or loss for federal income tax purposes.

     Redeeming  by  Mail.  To redeem  shares  by  mail,
simply  send  an unconditional written request  to  the
Fund  specifying the number of shares or dollar  amount
to be redeemed, the name(s) on the account registration
and the account number.  If the dollar amount requested
to  be  redeemed  is greater than the  current  account
value  as  determined by the net  asset  value  on  the
effective  date  of the redemption, the entire  account
balance  will  be redeemed.  A request  for  redemption
must  be  signed exactly as the shares are  registered.
If  the  amount requested is greater than $10,000,  the
proceeds  are  to be sent to a person  other  than  the
shareholder(s) of record, to a location other than  the
address  of  record or is made within  30  days  of  an
address exchange, each signature must be guaranteed  by
a  commercial  bank  or  trust company  in  the  United
States,  a  member firm of the NASD or  other  eligible
guarantor  institution.   A Notary  Public  is  not  an
acceptable guarantor.  Additional documentation may  be
required   for  the  redemption  of  shares   held   in
corporate,  partnership  or  fiduciary  accounts.   See
"Additional Redemption Information" for instructions on
redeeming  shares  in  corporate accounts.   Additional
documentation is required for the redemption of shares held by persons acting pursuant to a Power of Attorney.
In case of any questions, contact the Fund in advance.

     The  Fund will mail payment for redemption  within
seven  days  after it receives proper instructions  for
redemption.   However, the Fund will delay payment  for
seven business days on redemptions of recent purchases made by check. This allows the Fund to verify that the check used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

     Redeeming  by Telephone.  Shares may be  redeemed,
in  an  amount up to $10,000, by calling  the  Fund  at
1-800-________.  Proceeds redeemed by telephone will be
mailed  to  your  address, or wired or  transmitted  by
electronic  funds  transfer to your preauthorized  bank
account  as  shown  on  the records  of  the  Fund.   A
redemption request in excess of $10,000 must be made in
writing  and  signed by each registered holder  of  the
account with signatures guaranteed by a commercial bank
or trust company in the United States, a member firm of
the  NASD  or  other eligible guarantor institution.  A
Notary  Public  is  not  an  acceptable  guarantor.   A
telephone  redemption  request will  not  be  processed
within  30  calendar days after an address  change.   A
redemption request within that 30 day time period  must
be  in writing and signed by each registered holder  of
the  account  with  signatures  guaranteed.   A  Notary
Public  is  not  an  acceptable  guarantor.   Telephone
redemptions must be in amounts of $1,000 or more.

     Payment of the redemption proceeds for Fund shares
redeemed  by  telephone when you request  wire  payment
will  normally  be made in federal funds  on  the  next
business  day.  There is currently a $10 fee  for  each
wire   redemption.   It  will  be  deducted  from  your
redemption proceeds.  Electronically transferred  funds
will ordinarily arrive at your bank within two to three
banking   days  after  transmission.   To  change   the
designated  account, send a written  request  with  the
signature(s)  guaranteed to the Fund.  Once  the  funds
are   transmitted,  the  time  of   receipt   and   the
availability of the funds are not within the Fund's control. The Fund reserves the right to delay payment for a period of up to seven days after receipt of the redemption request.

     The  Fund reserves the right to refuse a telephone
redemption or exchange transaction if it believes it is
advisable  to  do  so.   Procedures  for  redeeming  or
exchanging  shares  of the Fund  by  telephone  may  be
modified or terminated by the Fund at any time.  In  an
effort to prevent unauthorized or fraudulent redemption
or   exchange  requests  by  telephone,  the  Fund  has
implemented  procedures designed to  reasonably  assure
that   telephone   instructions  are  genuine.    These
procedures include: requesting verification of  certain
personal information; recording telephone transactions;
confirming  transactions  in writing;  and  restricting
transmittal  of  redemption proceeds  to  preauthorized
designations.  Other procedures may be implemented from
time  to  time.   If  reasonable  procedures  are   not
implemented, the Fund may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, you are liable for any loss for unauthorized transactions.

     You  should  be  aware  that  during  periods   of
substantial  economic or  market change,  telephone  or
wire  redemptions may be difficult to   implement.   If
you are unable to contact the Fund by telephone, you may also redeem shares by delivering or mailing the redemption request to: The RZ Funds, Inc., P.O. Box
_____, Milwaukee, WI 53201-_____. If you wish to send the information via overnight delivery, you may send it to: The RZ Funds, Inc., 207 East Buffalo Street, Suite
315, Milwaukee, WI 53202-5712. Redemption requests made via fax will not be accepted by the Fund.

     Redeeming   Shares  Through  Other   Institutions.
Investors may be charged a fee if they redeem shares of the Fund through a broker or an agent.

     Additional   Redemption   Information.    When   a
purchase is made by check and a redemption is requested
shortly  thereafter, payment may be delayed for  up  to
seven  business days on redemption requests for  recent
purchases  made  by check in order to ensure  that  the
check  has  cleared.   This delay allows  the  Fund  to
verify that proceeds used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

     New  shareholders  of the Fund  are  automatically
provided  with  the  privilege  to  initiate  telephone
inquiries,  exchanges and redemptions unless  expressly
waived   by  the  shareholder.  Consequently,  Purchase
Applications   provide  that  investors   automatically
authorize the telephone privileges unless they check the appropriate box on the Purchase Application to waive the privilege. If you have any questions as to how to waive this privilege, or how to add or delete a privilege after an account is established, please call the Fund at 1-800-___________. Generally, after the account has been established, a request to authorize, waive, add or delete a privilege must be in writing and signed by each registered holder of the account with signatures guaranteed by a commercial bank or trust company in the United States, a member of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor. For a more detailed discussion of the rights, responsibilities and risks of telephone transactions, please refer to "How to Redeem by Telephone."

     Any redemption or transfer of ownership request for corporate accounts will require the following written documentation:

   1. A  written  letter of instruction signed  by  the
       required  number  of authorized officers,  along
       with    their    respective   positions.     For
       redemption  requests in excess of  $10,000,  the
       written  request  must be signature  guaranteed.
       A  signature  guarantee may be obtained  from  a
       commercial  bank or trust company in the  United
       States,  a  member  firm of the  NASD  or  other
       guarantor   and   "Signature  Guaranteed"   must
       appear with the signature. A Notary Public is not an acceptable guarantor.

   2. A certified Corporate Resolution that states the date the Resolution was adopted and who is empowered to act, transfer or sell assets on behalf of the corporation.

   3. If  the  Corporate  Resolution is  more  than  60
       days  old  from  the  date  of  the  transaction
       request,  a Certificate of Incumbency  from  the
       Corporate  Secretary  which specifically  states
       that  the  officer  or  officers  named  in  the
       resolution  have the authority  to  act  on  the
       account.  The Certificate of Incumbency must  be
       dated   within   60   days  of   the   requested
       transaction.    If   the  Corporate   Resolution
       confers authority on officers by title and not by name, the Certificate of Incumbency must name the officer(s) and their title(s).

     The Fund reserves the right to suspend or postpone redemptions during any period when: trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed for other than customary weekend and holiday closing; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     Due to the relatively high cost of maintaining small accounts, if your account balance falls below the $5,000 minimum as a result of a redemption or exchange, you may be given a 60-day notice to reestablish the minimum balance. If this requirement is not met, your account may be closed and the proceeds sent to you. If your account balance in the Money Market Fund is redeemed, accrued interest will be paid at the end of the following month.

Shareholder Reports And Information

     The Fund will provide the following statements and reports:

     Confirmation  Statements.   Except  for  Automatic
Investment  Plans, after each transaction that  affects
the  account balance or account registration, you  will
receive a confirmation statement.  Participants in  the
Automatic   Investment  Plan  will  receive   quarterly
confirmations of all automatic transactions.

     Account Statements.  All shareholders will receive
quarterly  account statements.  If you need  additional
copies of previous statements, you may order statements
for  the  current  and preceding  year  at  no  charge.
Statements for earlier years are available for $5 each.
Call  1-800-_______________ to order  past  statements.
If  you need information on your account with the  Fund
or  if  you wish to submit any applications, redemption
requests,   inquiries  or  notifications,  you   should
contact:    The  RZ  Funds,  Inc.,  P.O.  Box  _______,
Milwaukee,      WI      53201-_______      or      call
1-800-_________________.   If  you  wish  to  send  the
information via overnight delivery, you may send it to:
The RZ Funds, Inc., 207 East Buffalo Street, Suite 315,
Milwaukee, WI 53202-5712.

     Financial Reports. Financial reports are provided to shareholders semi-annually. Annual reports will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each Taxpayer Identification Number even though the investor may have more than one account in the Fund.

           DETERMINATION OF NET ASSET VALUE

     The net asset value per share is determined as  of
the  close  of  trading (generally  4:00  p.m.  Eastern
Standard  Time) on each day the Exchange  is  open  for
business.   Purchase  orders  and  redemption  requests
received  in good order on a day the Exchange  is  open
for trading, prior to the close of trading on that day,
will  be valued as of the close of trading on that day.
Applications  for purchase of shares and  requests  for
redemption  of  shares  received  after  the  close  of
trading on the Exchange will be valued as of the  close
of  trading on the next day the Exchange is open.   The
Fund  is not required to calculate its net asset  value
on  days  during which the Fund receives no  orders  to
purchase  or redeem shares.  Net asset value per  share
for  each  class of shares is calculated by taking  the
fair  value  of  the total assets per class,  including
interest  or dividends accrued, but not yet  collected,
less  all liabilities, and dividing by the total number
of  shares  outstanding  in that  class.   The  result,
rounded to the nearest cent, is the net asset value per share.

     In  determining  net  asset  value,  expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued  at fair value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or NASDAQ  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
NASDAQ for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or NASDAQ, are valued at the average  of  the
most  recent  bid and asked prices.  Any securities  or
other  assets  for  which  market  quotations  are  not
readily   available  are  valued  at  fair   value   as
determined  in good faith by the Board of Directors  of
the   Corporation  or  its  delegate.   The  Board   of
Directors  may approve the use of pricing  services  to
assist  the  Fund  in the determination  of  net  asset
value.   All money market instruments held by the  Fund
will be valued on an amortized cost basis.

      DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1
under  the  1940 Act ( "Plan").  The Plan provides  for
the  payment  of  a 12b-1 fee of up  to  0.25%  of  the
average   daily   net  assets  to  finance   activities
primarily  intended  to result  in  the  sale  of  Fund
shares.  The Fund is authorized to, in turn, pay all or
a  portion  of these fees to any registered  securities
dealer,   financial  institution,   or   other   person
("Recipient") who renders assistance in distributing or
promoting  the  sale of Fund shares,  or  who  provides
certain  shareholder  services  to  Fund  shareholders,
pursuant  to  a written agreement ("Rule 12b-1  Related
Agreement").  The Plan is a "reimbursement" plan, which
means that the fees paid by the Fund under the Plan are
intended  as  reimbursement for services  rendered  and
commission  fees  borne  up to  the  maximum  allowable
distribution and shareholder servicing fees.   If  more
money for services rendered and commission fees is due than is immediately payable because of the expense limitation under the Plan, the unpaid amount is carried forward from period to period while the Plan is in effect until such time as it may be paid. No interest, carrying, or other finance charges will be borne by the Fund with respect to unpaid amounts carried forward.
Payment of the distribution and servicing fees is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable.

     The  Plan,  including a form of the 12b-1  Related
Agreement, has been unanimously approved by  the  Board
of  Directors of the Corporation, including all of  the
members  of the Board who are not "interested  persons"
of  the Corporation as defined in the 1940 Act and  who
have  no direct or indirect financial interest  in  the
operation   of  the  Plan  or  any  related  agreements
("Disinterested Directors") voting separately.

     The Plan, and any Rule 12b-1 Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors, and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 Related Agreement, as applicable. In addition, the Plan, and any Rule 12b-1
Related Agreement, may be terminated without penalty, by vote of a majority of Fund's outstanding voting securities, or by vote of a majority of Disinterested
Directors (on not more than sixty (60) days' written notice in the case of the Rule 12b-1 Related Agreement only).

            TAX-SHELTERED RETIREMENT PLANS

     The  Fund  offers through UMB Bank, n.a.,  in  its
capacity  as  Custodian, certain  qualified  retirement
plans   for  adoption  by  individuals  and  employers.
Participants in these plans can accumulate shares of the Fund on a tax-deferred basis. Contributions to these plans are tax-deductible as provided by law and earnings are tax-deferred until distributed.

Individual Retirement Accounts

     Individuals  who  receive compensation  or  earned
income,  even  if  they are active  participants  in  a
qualified   retirement   plan   (or   certain   similar
retirement  plans),  may  establish  their   own   tax-
sheltered  Individual Retirement  Account  ("IRA")  and
purchase  shares  through such  account.   The  minimum
initial investment in the Fund for an IRA is $5,000.

     The Fund offers a prototype IRA plan which may be adopted by individuals to establish a new IRA or to rollover funds from an existing IRA. There may be a charge for establishing an IRA account and there is also an annual maintenance fee.

     Earnings on amounts held in an IRA are not taxed until withdrawn. However, the amount of the deduction, if any, allowed for IRA contributions is limited for an individual who is, or whose spouse is, an active participant in an employer-sponsored retirement plan and whose income exceeds specific limits.

Simplified Employee Pension Plan

     The Fund also offers a simplified employee pension
("SEP") plan for employers, including self-employed individuals who wish to purchase Fund shares with tax-deductible contributions. Under the SEP plan, employer contributions are made directly to the IRA accounts of eligible participants.

     A complete description of the above plans and any additional plans, as well as a description of the applicable service fees, may be obtained by calling
1-800-__________  or writing to  the  Fund  at  The  RZ
Funds, Inc., c/o Sunstone Investor Services, LLC,  P.O.
Box _______, Milwaukee, Wisconsin 53201-______. Please note that early withdrawals from a retirement plan may result in adverse tax consequences.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

     The  Fund  intends to qualify for treatment  as  a
"Regulated  Investment Company" under Subchapter  M  of
the  Code and, if so qualified, will not be liable  for
federal  income  taxes  to  the  extent  earnings   are
distributed   to  shareholders  on  a   timely   basis.
However, for federal income tax purposes, all dividends
and  distributions  of net
realized short-term  capital
gains you receive from the Fund are taxable as ordinary
income,  whether  reinvested in  additional  shares  or
received  in cash, unless you are exempt from  taxation
or  entitled to a tax deferral.  Distributions  of  net
realized  long-term capital gains you receive from  the
Fund,  whether  reinvested  in  additional  shares   or
received  in cash, are taxable as a capital gain.   The
capital gain holding period is determined by the length
of  time  the  Fund has held the security and  not  the
length  of time you have held shares in the Fund.   You
will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     The   Fund  intends  to  pay  dividends  from  net
investment  income annually and to distribute  all  net
realized capital gains at least annually.  In addition,
the Fund may make additional distributions if necessary
to  avoid imposition of a 4% excise tax or other tax on
undistributed income and gains.  Please note,  however,
that the objective of the Fund is capital appreciation,
not   the  production  of  distributions.   You  should
measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

     When  a  dividend or capital gain is  distributed,
the  Fund's net asset value decreases by the amount  of
the  payment.  If you purchase shares shortly before  a
distribution,  you will be subject to income  taxes  on
the   distribution,  even  though  the  value  of  your
investment  (plus  cash received, if any)  remains  the
same.   All  dividends and capital  gain  distributions
will automatically be reinvested in additional Fund shares at the then prevailing net asset value unless you specifically request that dividends or capital gain or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at The RZ Funds, Inc., P.O. Box ________,
Milwaukee, WI 53201-_____. The election is effective for distributions with a dividend record date on or after the date on which the Fund receives notice of the election.

     If  you  do not furnish the Fund with your correct
social   security  number  or  taxpayer  identification
number, the Fund is required by current federal law to withhold federal income tax from your distributions
(including applicable Fund share reinvestments) and redemption proceeds at a rate of 31%.

     This   section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such  laws on you.  There may be other federal,  state,
or  local tax considerations applicable to a particular
investor.   You  are  urged to  consult  your  own  tax
advisor.

                   FUND PERFORMANCE

     The  Fund  may  from  time  to  time  compare  its
investment results to various passive indices or  other
mutual  funds and cite such comparisons in  reports  to
shareholders,  sales  literature,  and  advertisements.
The   results  may  be  calculated  on  several  bases,
including average annual total return, total return and cumulative total return.

     Average  annual  total  return  and  total  return
figures   measure   both  the  net  investment   income
generated  by,  and  the effect  of  any  realized  and
unrealized   appreciation  or  depreciation   of,   the
underlying  investments in the Fund  over  a  specified
period  of  time,  assuming  the  reinvestment  of  all
dividends  and  distributions.   Average  annual  total
return  figures are annualized and therefore  represent
the average annual percentage change over the specified
period.   Total  return figures are not annualized  and
represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects performance over a stated period of time.

                ADDITIONAL INFORMATION

DIRECTORS

     Robert Zuccaro

OFFICERS

     Robert Zuccaro, President

INVESTMENT ADVISOR

     Target Holdings Corporation, d.b.a. Target Investors
     15 River Road, Suite 200
     Wilton, Connecticut  06897

CUSTODIAN

     UMB Bank, n.a.
     928 Grand Boulevard
     Kansas City, Missouri  64141-6226

ADMINISTRATOR

     Sunstone Financial Group, Inc.
     207 East Buffalo Street, Suite 400
     Milwaukee, Wisconsin 53202

TRANSFER AGENT

     Sunstone Investor Services, LLC

     For  overnight  deliveries, use:      For  regular mail deliveries, use:
     The RZ Funds, Inc.                    The RZ Funds, Inc.
     c/o Sunstone Investor Services, LLC   c/o Sunstone Investor Services, LLC
     207 East Buffalo Street, Suite 315    P.O. Box ______
     Milwaukee,  Wisconsin 53202-5712      Milwaukee,  WI  53201-______

INDEPENDENT ACCOUNTANTS



LEGAL COUNSEL

     Godfrey & Kahn, S.C.
     780 N. Water Street
     Milwaukee, Wisconsin  53202

          STATEMENT OF ADDITIONAL INFORMATION

                        [Logo]



                    RZ FUNDS, INC.

                    RZ EQUITY FUND

               Wilton Executive Company
               15 River Road, Suite 220
               Wilton Connecticut  06897
              Telephone:  (203) 761-9600
               Facsimile: (203) 761-9795




     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the RZ Equity Fund ("Fund"), dated
October 31, 1997. The Prospectus, which may be revised from time to time, is available without charge upon request to the above-noted address or telephone number.


This Statement of Additional Information is dated
October 31, 1997.

CONTENTS


INVESTMENT OBJECTIVE AND RESTRICTIONS                          3

INVESTMENT POLICIES AND TECHNIQUES                             4

DIRECTORS AND OFFICERS                                         6

PRINCIPAL SHAREHOLDERS                                         7

INVESTMENT ADVISOR                                             7

FUND TRANSACTIONS AND BROKERAGE                                8

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT        9

PLAN OF DISTRIBUTION                                           9

TAXES                                                          10

DETERMINATION OF NET ASSET VALUE                               10

SHAREHOLDER MEETINGS                                           10

PERFORMANCE INFORMATION                                        10

INDEPENDENT ACCOUNTANTS                                        12

FINANCIAL STATEMENTS                                           12



     No   person  has  been  authorized  to  give   any
information or to make any representations  other  than
those   contained  in  this  Statement  of   Additional
Information  ("SAI") and the Prospectus  dated  October
31,  1997,  and  if given or made, such information  or
representations may not be relied upon as  having  been
authorized  by the Fund.  This SAI does not  constitute
an   offer   to  sell  securities  in  any   state   or
jurisdiction in which such offering may not lawfully be made.

INVESTMENT OBJECTIVE AND RESTRICTIONS

     The   Fund's   investment  objective  is   capital
appreciation.   The  Fund's  investment  objective  and
policies  are  described in detail  in  the  Prospectus
under   the   captions   "Investment   Objective    and
Restrictions"  and  "Implementation  of  Policies   and
Risks."   The  following  are  the  Fund's  fundamental
investment restrictions which cannot be changed without shareholder approval.

The Fund:

1.   May   not  issue  senior  securities,  except   as
     permitted under the Investment Company Act of 1940, as amended (the "1940 Act");

2. May not act as an underwriter of another company's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933
     Act"), in connection with the purchase and sale of portfolio securities;

3. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities);

4.   May  not make loans if, as a result, more than  33
     1/3%  of the Fund's assets would be lent to  other
     persons,   except   through  purchases   of   debt
     securities or other debt instruments or engaging in repurchase agreements;

5.   May  invest  more  than  25%  of  its  assets   in
     securities of companies in any one industry;

6. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities);

7.   May  (i)  borrow money from banks, and  (ii)  make
     other  investments or engage in other transactions
     permissible under the 1940 Act, which may  involve
     a  borrowing, provided that the combination of (i)
     and (ii) shall not exceed 33 1/3% of the value  of
     the Fund's assets (including the amount borrowed),
     less    the   Fund's   liabilities   (other   than
     borrowings), except that the Fund may borrow up to
     an  additional 5% of its assets (not including the
     amount  borrowed)  from a bank  for  temporary  or
     emergency  purposes (but not for leverage  or  the
     purchase  of  investments).   The  Fund  may  also
     borrow money from other persons to the extent permitted by applicable law;

8.   Notwithstanding  any other fundamental  investment
     policy  or  restriction, may  invest  all  of  its
     assets  in  the  securities of a  single  open-end
     management  investment company with  substantially
     the   same   fundamental   investment   objective,
     policies, and restrictions as the Fund.

     The following non-fundamental operating policies may be changed by the Board of Directors without shareholder approval.

The Fund may not:

1.   Sell securities short, unless the Fund owns or has
     the  right to obtain securities equivalent in kind
     and amount to the securities sold short, or unless
     it  covers  such  short sale as  required  by  the
     current rules and positions of the Securities  and
     Exchange  Commission ("SEC")  or  its  staff,  and
     provided  that  transactions in  options,  futures
     contracts, options on futures contracts, or  other
     derivative   instruments   are   not   deemed   to
     constitute selling securities short.

2.   Purchase  securities on margin,  except  that  the
     Fund  may  obtain such short-term credits  as  are
     necessary  for the clearance of transactions;  and
     provided  that margin deposits in connection  with
     futures  contracts, options on futures  contracts,
     or   other   derivative  instruments   shall   not
     constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 5% of its net assets would be invested in illiquid securities.

4. Purchase securities of other investment companies except in compliance with the 1940 Act.

5.   Engage   in   futures   or  options   on   futures
     transactions which are impermissible  pursuant  to
     Rule  4.5 under the Commodity Exchange Act ("CEA")
     and, in accordance with Rule 4.5, will use futures
     or options on futures transactions solely for bona
     fide  hedging transactions (within the meaning  of
     the  CEA); provided, however,  that the Fund  may,
     in addition to bona fide hedging transactions, use
     futures and options on futures transactions if the
     aggregate initial margin and premiums required  to
     establish such positions, less the amount by which
     any  such  options  positions  are  in  the  money
     (within the meaning of the CEA), do not exceed  5%
     of the Fund's net assets.

6.   Make  any  loans  other than  loans  of  portfolio
     securities,  except  through  purchases  of   debt
     securities or other debt instruments or engaging in repurchase agreements with respect to portfolio securities.

7.   Borrow  money except from banks or through reverse
     repurchase  agreements or mortgage  dollar  rolls,
     and   will  not  purchase  securities  when   bank
     borrowings exceed 5% of its assets.

     Except for the fundamental investment restrictions
listed  above and the Fund's investment objective,  the
other  investment policies described in the  Prospectus
and  this  SAI are not fundamental and may  be  changed
with approval of the Fund's Board of Directors.  Unless
noted otherwise, if a percentage restriction is adhered
to  at  the  time  of investment, a later  increase  or
decrease in percentage resulting from a change  in  the
Fund's   assets   (i.e.,  due  to   cash   inflows   or
redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.


INVESTMENT POLICIES AND TECHNIQUES

     The    following   information   supplements   the
discussion   of   the   Fund's  investment   objective,
strategy, and policies that are described in the Prospectus under the captions "Investment Strategy,"
"Implementation of Policies and Risks," and "Investment
Objective and Restrictions."

Depositary Receipts

     The  Fund  may  invest  in foreign  securities  by
purchasing  depositary  receipts,  including   American
Depositary  Receipts  ("ADRs") and European  Depositary
Receipts ("EDRs") or other securities convertible  into
securities  of  companies based in  foreign  countries.
These securities may not necessarily be denominated  in
the same currency as the securities into which they may
be converted.  Generally, ADRs, in registered form, are
denominated in U.S. dollars and are designed for use in
the  U.S.  securities markets, while  EDRs,  in  bearer
form,  may be denominated in other currencies  and  are
designed for use in European securities markets.   ADRs
are  receipts typically issued by a U.S. bank or  trust
company   evidencing  ownership   of   the   underlying
securities.   EDRs are European receipts  evidencing  a
similar  arrangement.   For  purposes  of  the   Fund's
investment policies, ADRs and EDRs are deemed  to  have
the  same  classification as the underlying  securities
they  represent.   Thus,  an ADR  or  EDR  representing
ownership of common stock will be treated as common stock.

     ADR   facilities  may  be  established  as  either
"unsponsored" or "sponsored."  While ADRs issued  under
these  two  types  of facilities are in  some  respects
similar,  there are distinctions between them  relating
to  the  rights and obligations of ADR holders and  the
practices of market participants.  For example, a  non-
sponsored   depositary  may  not   provide   the   same
shareholder information that a sponsored depositary  is
required  to provide under its contractual
arrangements
with   the   issuer,   including   reliable   financial
statements.    Under  the  terms  of   most   sponsored
arrangements, depositaries agree to distribute  notices
of shareholder meetings and voting instructions, and to
provide    shareholder   communications    and    other
information to the ADR holders at the request of the issuer of the deposited securities.

Convertible Securities

     The  Fund  may  invest in convertible  securities,
which  are bonds, debentures, notes, preferred  stocks,
or  other  securities  that may be  converted  into  or
exchanged  for  a specified amount of common  stock  or
warrants  of the same or a different company  within  a
particular  period  of  time at a  specified  price  or
formula.  A convertible security entitles the holder to
receive  interest normally paid or accrued on  debt  or
the   dividend  paid  on  preferred  stock  until   the
convertible security matures or is redeemed, converted,
or   exchanged.   Convertible  securities  have  unique
investment  characteristics in that they generally  (i)
have higher yields than common stocks, but lower yields
than  comparable non-convertible securities,  (ii)  are
less   subject  to  fluctuation  in  value   than   the
underlying  stock  (or warrant) since they  have  fixed
income characteristics, and (iii) provide the potential
for  capital  appreciation if the market price  of  the
underlying  common  stock (or  warrant)  increases.   A
convertible  security may be subject to  redemption  at
the  option of the issuer at a price established in the
convertible  security's  governing  instrument.   If  a
convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock (or warrant), or sell it to a third party.

Concentration

     While  the Fund is "non-diversified," which  means
that  it  is permitted to invest its assets in  a  more
limited   number  of  issuers  than  other   investment
companies, the Fund intends to diversify its assets  to
qualify  for  tax  treatment as a regulated  investment
company  under the Internal Revenue Code  of  1986,  as
amended ("Code").  To so qualify (i) not more than  25%
of the total value of the Fund's assets may be invested
in  securities  of  any  one issuer  (other  than  U.S.
Government  securities  and  the  securities  of  other
regulated  investment companies under the Code)  or  of
any  two or more issuers controlled by the Fund, which,
pursuant  to  the regulations under the  Code,  may  be
deemed  to be engaged in the same, similar, or  related
trades  or businesses, and (ii) with respect to 50%  of
the  total value of the Fund's assets (a) not more than
5%   of  its  total  assets  may  be  invested  in  the
securities   of  any  one  issuer  (other   than   U.S.
Government  securities  and  the  securities  of  other
regulated investment companies under the Code) and  (b)
the  Fund  may not own more than 10% of the outstanding
voting  securities of any one issuer (other  than  U.S.
Government  securities  and  the  securities  of  other
regulated investment companies under the Code).  To the
extent  that a relatively high percentage of the Fund's
assets  may be invested in the securities of a  limited
number  of  companies, the Fund's portfolio  securities
may   be  more  susceptible  to  any  single  economic,
political, or regulatory occurrence than the portfolio securities of a diversified investment company.

     In  addition, the Fund may invest more than 25% of
its  assets in securities of companies in one  or  more
industries.   An industry is defined as a business-line
subsector of a stock-market sector. While the Fund may be heavily invested in one industry from time to time, rotation in asset management may be experienced.

Temporary Strategies

     As  described in the Prospectus under the  heading
"Implementation  of  Policies  and  Risks,"  prior   to
investing proceeds from sales of Fund shares,  to  meet
ordinary   daily  cash  needs,  and   to   retain   the
flexibility  to respond promptly to changes  in  market
and  economic conditions, the Fund may hold cash and/or
invest  up  to 25% of its total assets in money  market
instruments.   The money market instruments  which  the
Fund  may  purchase include U.S. Government securities,
bank  obligations, obligations of savings institutions,
fully   insured  certificates  of  deposit,  commercial
paper, and securities issued by registered investment companies holding themselves out as money market funds.
Such securities are limited to:

     U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United
States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and

Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes, and bonds;

     Bank    Obligations.     Obligations    (including
certificates    of   deposit,   bankers'   acceptances,
commercial   paper   (see   below)   and   other   debt
obligations) of banks subject to regulation by the U.S.
Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks;

     Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

     Fully    Insured    Certificates    of    Deposit.
Certificates   of   deposit  of   banks   and   savings
institutions,  having  total assets  of  less  than  $1
billion,  if the principal amount of the obligation  is
insured  by  the  Bank Insurance Fund  or  the  Savings
Association   Insurance  Fund   (each   of   which   is
administered   by   the   Federal   Deposit   Insurance
Corporation), limited to $100,000 principal amount per certificate and to 5% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

     Commercial Paper.  Commercial paper rated  Prime-1
or   better   by   Moody's  Investors   Service,   Inc.
("Moody's"),  A-1  or  better  by  Standard  &   Poor's
Corporation ("S&P"), Duff 2 or higher by Duff & Phelps,
Inc.  ("D&P"),  or Fitch 2 or higher by Fitch  Investor
Services, Inc. ("Fitch"); and

     Money   Market   Funds.   Securities   issued   by
registered investment companies holding themselves out as money market funds which attempt to maintain a stable net asset value of $1.00 per share.


DIRECTORS AND OFFICERS

     The  directors and officers of the RZ Funds,  Inc.
("Corporation"),  of  which  the  Fund  is  a   series,
together   with  information  as  to  their   principal
business  occupations during the last five  years,  and
other information, are shown below.  Each director  and
officer who is deemed an "interested person" as defined
in  the  1940  Act  is indicated by an  asterisk.   The
directors and officers listed below have served as such since inception of the Corporation on October 30, 1997, except as otherwise noted.

     *Robert Zuccaro, President of the Corporation.

     Mr.  Zuccaro, 55 years old, received a  Bachelor's
Degree from the University of Bridgeport in 1965 and  a
Master's  Degree in Business Administration  from  Pace
University in 1968.  Prior to founding Target  Holdings
Corporation,   doing  business  as   Target   Investors
("Advisor") in 1992, Mr. Zuccaro spent six years with Axe-Houghton, where he was President and Director of Axe-Houghton Stock Fund and Vice President and Director of portfolio management of E.W. Axe & Co. Mr. Zuccaro is a Chartered Financial Analyst.

     Mr. Zuccaro's address is 15 River Road, Suite 200,
Wilton, Connecticut 06897.

     [Additional directors and officers will be added by amendment.]

     As  of October 31, 1997, officers and directors of
the  Corporation did not beneficially own  any  of  the
shares  of  common stock of the Fund's then outstanding
shares;  however, Advisor, which is controlled  by  Mr.
Zuccaro,  owned [100%] of such shares.   Directors  and
officers of the Corporation who are also officers, directors, employees, or shareholders of Advisor do not receive any remuneration from the Fund for serving as directors or officers.

     The following table provides information relating to annual compensation to be paid to directors of the Corporation for their services as such:

       Name                Cash           Other          Total
                       Compensation    Compensation
Robert Zuccaro             $0               $0           $0
[Additional
directors to be
added]


PRINCIPAL SHAREHOLDERS

     As of October 31, 1997, the following persons owned of record or are known by the Fund to own of record or beneficially 5% or more of the outstanding shares of the Fund:

        Name and Address              No. Shares         Percentage

     Target Holdings Corporation,
      d.b.a. Target Investors          [       ]            ____%
     15 River Road, Suite 200
     Wilton, Connecticut  06897

     Based on the foregoing, as of October 31, 1997, Advisor owned a controlling interest in the Fund.
Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Fund.


INVESTMENT ADVISOR

     Target   Holdings   Corporation,   d.b.a.   Target
Investors ("Advisor") is the investment advisor to the Fund. Advisor is controlled by Robert Zuccaro.

     The  investment  advisory  agreement  between  the
Corporation and Advisor dated as of December  31,  1997
("Advisory Agreement") has an initial term of two years
and  thereafter is required to be approved annually  by
the Board of Directors of the Corporation or by vote of
a  majority of the Fund's outstanding voting securities
(as defined in the 1940 Act).  Each annual renewal must
also  be  approved  by the vote of a  majority  of  the
Corporation's  directors who are  not  parties  to  the
Advisory  Agreement or interested persons of  any  such
party,  cast  in  person at a meeting  called  for  the
purpose  of  voting  on  such approval.   The  Advisory
Agreement was approved by the Board of Directors, including a majority of the disinterested directors on December ___, 1997, and by the initial shareholder[s] on December ___, 1997. The Advisory Agreement is terminable without penalty on 60 days' written notice by the Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by Advisor, and will terminate automatically in the event of its assignment.

     Under the terms of the Advisory Agreement, Advisor
manages  the  Fund's investments and business  affairs,
subject  to  the supervision of the Board of Directors.
At  its expense, Advisor provides office space and  all
necessary  office facilities, equipment, and  personnel
for   managing  the  investments  of  the   Fund.    As
compensation  for  its services, the  Corporation  pays
Advisor an annual management fee of 1.00% of the Fund's
average  daily net assets.  The advisory fee is accrued
daily and paid monthly.  The organizational expenses of
the   Fund  were  advanced  by  Advisor  and  will   be
reimbursed by the Fund over a period of not  more  than
60    months.    The   organizational   expenses   were
approximately $_______________.

     Advisor may from time to time voluntarily (but  is
not required or obligated to) waive all or a portion of
its  fee  and/or  absorb certain  Fund  expenses.   Any
waiver  of fees or absorption of expenses will be  made
on  a  monthly basis and, with respect to  the  latter,
will be paid to the Fund by reduction of Advisor's fee.
Any   such   waiver/absorption  is
subject  to   later
adjustment during the term of the Advisory Agreement to allow Advisor to recoup amounts waived/absorbed to the extent actual fees and expenses for a specific month are less than the expense limitation caps.


FUND TRANSACTIONS AND BROKERAGE

     Under  the  Advisory Agreement,  Advisor,  in  its
capacity  as  portfolio  manager,  is  responsible  for
decisions to buy and sell securities for the  Fund  and
for  the  placement of the Fund's securities  business,
the  negotiation of the commissions to be paid on  such
transactions, and the allocation of portfolio brokerage
business.  The Fund has no obligation to deal with  any
particular broker or dealer; in executing transactions,
Advisor seeks to obtain the best execution at the  best
security   price   available  with  respect   to   each
transaction. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. While Advisor seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest available commission.
Brokerage will not be allocated based on the sale of the Fund's shares.

     Section  28(e) of the Securities Exchange  Act  of
1934,   as   amended  ("Section  28(e)"),  permits   an
investment  advisor,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (a) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing, or selling securities, and the availability
of  securities or purchasers or sellers of  securities;
(b) furnishing analyses and reports concerning issuers,
industries,  sectors, securities, economic factors  and
trends,  portfolio  strategy, and  the  performance  of
accounts; and (c) effecting securities transactions and
performing  functions  incidental  thereto   (such   as
clearance, settlement, and custody).

     In selecting brokers or dealers, Advisor considers
investment  and market information and other  research,
such   as   economic,   securities,   and   performance
measurement  research  provided  by  such  brokers   or
dealers  and  the quality and reliability of  brokerage
services,  including execution capability, performance,
and   financial   responsibility.    Accordingly,   the
commissions charged by any such broker or dealer may be
greater  than the amount another firm might  charge  if
Advisor  determines in good faith that  the  amount  of
such commissions is reasonable in relation to the value
of  the  research  information and  brokerage  services
provided by such broker or dealer to the Fund.  Advisor
believes that the research information received in this
manner provides the Fund with benefits by supplementing
the  research  otherwise available to the  Fund.   Such
higher  commissions will not be paid by the Fund unless
(a) Advisor determines in good faith that the amount is
reasonable in relation to the services in terms of  the
particular transaction or in terms of Advisor's overall
responsibilities   with  respect   to   the   accounts,
including the Fund, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws; and (c) in the opinion of Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

     Advisor  places portfolio transactions  for  other
advisory  accounts in addition to the  Fund.   Research
services  furnished  by firms through  which  the  Fund
effects  its  securities transactions may  be  used  by
Advisor  in servicing all of its accounts; not  all  of
such services may be used by Advisor in connection with
the  Fund.   Advisor  believes it is  not  possible  to
measure  separately the benefits from research services
to each of the accounts (including the Fund) managed by
it.   Because  the  volume and nature  of  the  trading
activities of the accounts are not uniform, the  amount
of  commissions in excess of those charged  by  another
broker or dealer paid by each account for brokerage and
research services will vary.  However, Advisor believes
such costs to the Fund will not be disproportionate  to
the  benefits  received by the  Fund  on  a  continuing
basis.     Advisor   seeks   to   allocate    portfolio
transactions  equitably whenever  concurrent  decisions
are made to purchase or sell securities by the Fund and
another   advisory  account.   In  some   cases,   this
procedure could have an adverse effect on the price  or
the  amount of securities available to the Fund.  There
can  be no assurance that a particular purchase or sale
opportunity will be allocated to the Fund.   In  making
such  allocations between the Fund and  other  advisory
accounts, certain factors considered by Advisor are the
respective investment objectives, the relative size  of
portfolio   holdings   of  the   same   or   comparable
securities, the availability of cash for investment, and the size of investment commitments generally held.

     The Fund anticipates that its annual portfolio turnover rate will be between 400 and 800% or higher.
The annual portfolio turnover rate indicates changes in the Fund's securities holdings; for instance, a rate of 100% would result if all the securities in a portfolio
(excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been replaced by the end of the period. The turnover rate may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of the Fund's shares.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     As  custodian of the Fund's assets, UMB Bank, n.a.
("UMB"),  928  Grand Boulevard, Kansas  City,  Missouri
64141-6226, has custody of all securities and  cash  of
the  Fund,  delivers and receives payment for portfolio
securities  sold,  receives  and  pays  for   portfolio
securities purchased, collects income from investments, if any, and performs other duties, all as directed by the officers of the Corporation. Sunstone Investor
Services,  LLC  ("Sunstone"), 207 East Buffalo  Street,
Suite 315, Milwaukee, Wisconsin 53202-5712, acts as transfer agent and dividend-disbursing agent for the Fund.


PLAN OF DISTRIBUTION

Distribution and Shareholder Servicing Plan

     As  described  more fully in the Prospectus  under
the  heading "Shareholder Servicing Plan," the Fund has
adopted  a plan pursuant to Rule 12b-1 under  the  1940
Act ("Plan") with respect to which certain distribution
and   shareholder  servicing  fees  may  be   paid   to
registered  securities dealers, financial institutions,
or  other  persons ("Recipients") who render assistance
in  distributing or promoting the sale of Fund  shares,
or  who  provide certain shareholder services  to  Fund
shareholders,  pursuant to a written  agreement  ("Rule
12b-1  Related  Agreement").  Under the  terms  of  the
Plan, the Fund may be required to pay the Recipients  a
fee  of up to 0.25% of the average daily net assets  to
finance activities primarily intended to result in  the
sale  of  Fund  shares.  The Plan is a  "reimbursement"
plan,  which means that the fees paid by the Fund under
the  Plan  are  intended as reimbursement for  services
rendered  and commission fees borne up to  the  maximum
allowable distribution and shareholder servicing  fees.
If more money for services rendered and commission fees
is  due  than  is  immediately payable because  of  the
expense limitation under the Plan, the unpaid amount is
carried forward from period to period while the Plan is
in  effect  until  such time as it  may  be  paid.   No
interest, carrying, or other finance charges will be borne by the Fund with respect to unpaid amounts carried forward.

Anticipated Benefits to the Fund

     The   Board   of  Directors  of  the   Corporation
considered  various  factors  in  connection  with  its
decision  to  approve  the Plan,  including:   (a)  the
nature  and  causes  of  the circumstances  which  make
implementation  of the Plan necessary and  appropriate;
(b)  the  way  in  which the Plan would  address  those
circumstances,  including  the  nature  and   potential
amount   of  expenditures;  (c)  the  nature   of   the
anticipated  benefits;  (d)  the  merits  of   possible
alternative plans or pricing structures; and (e) the possible benefits of the Plan to any other person relative to those of the Fund.

     Based upon its review of the foregoing factors and
the  material  presented to it, and  in  light  of  its
fiduciary duties under relevant state law and the  1940
Act, the Board of Directors determined, in the exercise
of  its business judgment, that the Plan was reasonably
likely to benefit the Fund and its shareholders  in  at
least one or several potential ways.  Specifically, the
Board  concluded  that any Recipients  operating  under
Rule  12b-1 Related Agreements would have little or  no
incentive  to incur promotional expenses on  behalf  of
the  Fund  if  a Rule 12b-1 plan were not in  place  to
reimburse  them, thus making the adoption of  the  Plan
important   to  the  initial  success  and  thereafter,
continued  viability  of the Fund.   In  addition,  the
Board determined that the payment of Rule 12b-1 fees to these persons should motivate them to provide an enhanced level of service to Fund shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Recipients to sell Fund shares, which should result in certain economies of scale.

     While  there  is no assurance that the expenditure
of  Fund assets to finance distribution of Fund  shares
will  have  the  anticipated  results,  the  Board   of
Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Plan.


TAXES

     As   indicated  under  "Dividends,  Capital   Gain
Distributions and Tax Treatment" in the Prospectus, the Fund intends to qualify annually as a "regulated investment company" under the Code. This qualification does not require government supervision of the Fund's management practices or policies.

     A dividend or capital gains distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be subject to income taxes. Net gains on sales of securities when realized and distributed are taxable as capital gains. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as indicated above.


DETERMINATION OF NET ASSET VALUE

     As set forth in the Prospectus under the same heading, the Fund's net asset value will be determined as of the close of trading on each day the New York
Stock Exchange ("NYSE") is open for trading. The Fund does not determine net asset value on days the NYSE is closed and at other times described in the Prospectus.
The  NYSE is closed on New Year's Day, President's Day,
Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding
Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding
Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.


SHAREHOLDER MEETINGS

     Maryland   law   permits   registered   investment
companies, such as the Corporation, to operate  without
an  annual  meeting  of  shareholders  under  specified
circumstances if an annual meeting is not  required  by
the   1940  Act.   The  Corporation  has  adopted   the
appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.


PERFORMANCE INFORMATION

     As  described in the "Fund Performance" section of
the    Fund's   Prospectus,   the   Fund's   historical
performance  or  return may be shown  in  the  form  of
various  performance figures.  The  Fund's  performance
figures  are based upon historical results and are  not
necessarily   representative  of  future   performance.
Factors   affecting  the  Fund's  performance   include
general market conditions, operating expenses, and investment management.

Total Return

     The average annual total return of the Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV

        P      = a hypothetical initial payment of $1,000.
        T      = average annual total return.
        n      = number of years.
        ERV    = ending  redeemable  value  of   a
                 hypothetical  $1,000  payment  made  at
                 the beginning of the stated periods  at
                 the end of the stated periods.

Performance  for  a specific period  is  calculated  by
first  taking  an  investment (assumed  to  be  $1,000)
("initial  investment") on the first day of the  period
and computing the "ending value" of that investment  at
the end of the period.  The total return percentage  is
then  determined by subtracting the initial  investment
from the ending value and dividing the remainder by the
initial  investment  and expressing  the  result  as  a
percentage.   The calculation assumes that  all  income
and capital gains dividends paid by the Fund have been reinvested at the Fund's net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.

Comparisons

     From  time  to time, in marketing and  other  Fund
literature,  the Fund's performance may be compared  to
the performance of other mutual funds in general or  to
the  performance  of particular types of  mutual  funds
with   similar   investment  goals,   as   tracked   by
independent  organizations.  Among these organizations,
Lipper  Analytical Services, Inc. ("Lipper"), a  widely
used independent research firm which ranks mutual funds
by  overall  performance,  investment  objectives,  and
assets,  may be cited.  Lipper performance figures  are
based  on  changes in net asset value, with all  income
and   capital   gains   dividends   reinvested.    Such
calculations do not include the effect of any sales charges imposed by other mutual funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Fund's performance may also be compared to the
performance of other mutual funds by Morningstar,  Inc.
("Morningstar"),  which ranks funds  on  the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods.
Rankings are not absolute or necessarily predictive of future performance.

     Evaluations  of  the  Fund's performance  made  by
independent  sources may also be used in advertisements
concerning   the   Fund,  including  reprints   of   or
selections from, editorials or articles about the Fund.
Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's, and a variety of investment newsletters.

     The  Fund  may compare its performance to  a  wide
variety  of  indices and measures of inflation.   There
are    differences   and   similarities   between   the
investments  that  the  Fund  may  purchase   and   the
investments measured by these indices.

     Investors   may   want  to  compare   the   Fund's
performance to that of certificates of deposit  offered
by    banks    and   other   depository   institutions.
Certificates  of  deposit may offer fixed  or  variable
interest rates and principal is guaranteed and  may  be
insured.   Withdrawal of the deposits prior to maturity
normally  will be subject to a penalty.  Rates  offered
by  banks and other depository institutions are subject
to   change  at  any  time  specified  by  the  issuing
institution.

     Investors  may  also  want to compare  the  Fund's
performance  to  that  of money  market  funds.   Money
market fund yields will fluctuate and shares are not insured, but share values usually remain stable.


INDEPENDENT ACCOUNTANTS



FINANCIAL STATEMENTS

     The following financial statements of the Fund are contained herein:

          (a)  Report of Independent Accountants.*

          (b)  Statement of Assets and Liabilities.*

          (c)  Notes to Statement of Assets and Liabilities.*


-----------------
* To be filed by Amendment.

                        PART C

                   OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements (Included in Parts A and B)

               Report of Independent Accountants

               Statement of Assets and Liabilities

               Notes to Statement of Assets and Liabilities

     (b)  Exhibits

          (1)  Registrant's Articles of Incorporation

          (2)  Registrant's By-Laws

          (3)  None

          (4)  None

          (5)  Investment Advisory Agreement*

          (6)  None

          (7)  None

          (8)  Custodian Agreement*

        (9.1)  Transfer Agency Agreement*

        (9.2)  Administration and Fund Accounting
               Agreement*

         (10)  Opinion  and Consent of Godfrey &  Kahn,
               S.C.*

         (11)  Consent of [Accountants]*

         (12)  None

         (13)  Subscription Agreement*

         (14)  Individual Retirement Account Disclosure
               Statement and Custodial Account*

       (15.1)  Rule 12b-1 Distribution and
               Shareholder Servicing Plan*

       (15.2)  Form of 12b-1 Related Agreement*

         (16)  None

         (17)  None

         (18)  None

-----------------
*To be filed by Amendment.


Item 25. Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                         Number of Record Holders
     Title of Securities  as of October 31, 1997

     Common Stock, $.01 par value   [   ]

Item 27.  Indemnification

     Article   6.4   of   Registrant's   Articles    of
Incorporation provides as follows:

     The  Corporation shall indemnify (a) its Directors
and officers, whether serving the Corporation or at its
request  any other entity, to the full extent  required
by   (i)  Maryland  law  now  or  hereafter  in  force,
including  the advance of expenses under the procedures
and  to the full extent permitted by law, and (ii)  the
Investment  Company Act of 1940, as  amended,  and  (b)
other  employees and agents to such extent as shall  be
authorized  by the Board of Directors and be  permitted
by  law.  The foregoing rights of indemnification shall
not  be  exclusive of any other rights to  which  those
seeking indemnification may be entitled.  The Board  of
Directors may take such action as is necessary to carry
out  these  indemnification provisions and is expressly
empowered to adopt, approve and amend from time to time
such   resolutions   or  contracts  implementing   such
provisions or such further indemnification arrangements as may be permitted by law.

Item  28.  Business and Other Connections of Investment
Advisor

     Besides  serving as investment advisor to  private
accounts,  Advisor is not currently and has not  during
the   past  two  fiscal  years  engaged  in  any  other
business,  profession, vocation,  or  employment  of  a
substantial   nature.    Information   regarding    the
business,  profession, vocation,  or  employment  of  a
substantial nature of Advisor's directors and  officers
is   hereby   incorporated  by   reference   from   the
information contained under "Fund Organization and Management-Management" in the Prospectus.

Item 29.  Principal Underwriters

     (a)  None.

     (b)  None.

     (c)  None.

Item 30.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated thereunder are in the possession of  Target
Holdings   Corporation,  doing   business   as   Target
Investors,   Registrant's   investment   advisor,    at
Registrant's corporate offices, except (1) records held
and  maintained by UMB Bank, n.a., 928 Grand Boulevard,
Kansas  City,  Missouri  64141-6226,  relating  to  its
function  as custodian, (2) records held and maintained
by  Sunstone  Investor Services, LLC, 207 East  Buffalo
Street, Suite 315, Milwaukee, Wisconsin 53202, relating
to its function as transfer agent, and (3) records held
and  maintained by Sunstone Financial Group, Inc.,  207
East  Buffalo  Street, Suite 400, Milwaukee,  Wisconsin
53202, relating to its function as administrator and fund accountant.

Item 31.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings.

     (a)  Registrant   undertakes  to  file   a   post-
          effective   amendment  to  this  Registration
          Statement   which   will  contain   financial
          statements (which need not be certified) no later than 60 days after the end of the four to six month period after effectiveness of this Registration Statement.

                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilton and State of Connecticut on the 29th day of October, 1997.

                              RZ Funds, Inc. (Registrant)


                              By:/s/  Robert Zuccaro
                                 ----------------------
                                 Robert Zuccaro
                                 President and Director

                         EXHIBIT INDEX

Exhibit No. Exhibit

(1)       Registrant's Articles of Incorporation

(2)       Registrant's By-Laws

(3)       None

(4)       None

(5)       Investment Advisory Agreement *

(6)       None

(7)       None

(8)       Custodian Agreement *

(9.1)     Transfer Agency Agreement *

(9.2)      Administration and Fund Accounting Agreement *

(10)      Opinion and Consent of Godfrey & Kahn, S.C. *

(11)      Consent of [Accountants] *

(12)      None

(13)      Subscription Agreement *

(14)      Individual  Retirement  Account  Disclosure
          Statement and Custodial Account *

(15.1)    Rule  12b-1  Distribution  and  Shareholder
          Servicing Plan *

(15.2)    Form of 12b-1 Related Agreement *

(16)      None

(17)      None

(18)      None

___________________

*   To be filed by amendment.